Balance Sheet Components - Schedule of Inventory (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Inventory [Abstract]
Inventory	$ 7,809,589	$ 7,377,966
Inventory allowance	(904,653)	(904,653)
Consigned parts	2,748,976	985,927
Total	$ 9,653,912	$ 7,459,240